MAJOR CUSTOMERS AND VENDORS (Details Textual)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Customer One [Member]
Entity-Wide Revenue, Major Customer, Percentage	11.00%	22.30%	15.20%
Entity Wide Accounts Receivables Major Customer Percentage	51.30%	27.60%
Two Vendors [Member]
Entity Wide Accounts Payables Major Supplier Percentage	10.00%	10.00%	10.00%